DISPOSAL OF A SUBSIDIARY - Impact of disposal on the results of the Group (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
JAPAN HAI Co., Ltd
DISPOSAL OF A SUBSIDIARY
Loss contributed by disposal group	$ (1,319,000)	$ (631,000)